Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2025
Affiliated Companies and Other Equity-method Investees [Abstract]
Summary of financial information for signifiant affiliated companies
The following tables present summarized financial information for significant affiliated companies of Nomura (including those elected for the fair value option) as of March 31, 2024 and 2025, and for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	March 31
	2024	2025
Total assets	¥3,370,063	¥3,849,351
Total liabilities	2,204,376	2,597,957

	Millions of yen
	Year ended March 31
	2023	2024	2025
Net revenues	¥1,079,609	¥1,187,696	¥1,254,864
Non-interest expenses	838,005	937,551	965,914
Net income attributable to affiliated companies	179,073	176,705	209,174

Summary of balances and transactions with affiliated companies and other equity-method investees
The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2024 and 2025, and during the years ended March 31, 2023, 2024 and 2025. Investments in American Century Companies, Inc., for which FVO was elected, are not included in
Investments in affiliated companies
in the following table and are reported within
Other assets—Other
in the consolidated balance sheets.

	Millions of yen
	March 31
	2024	2025
Investments in affiliated companies	¥452,437	¥497,435
Advances to affiliated companies	9,580	8,954
Other receivables from affiliated companies (1)	24,782	38,351
Other payables to affiliated companies (2)	29,546	26,643

(1)	Includes ROU assets of ¥23,157 million and ¥20,664 million as of March 31, 2024 and 2025, respectively.
(2)	Includes operating lease liabilities of ¥23,157 million and ¥20,664 million as of March 31, 2024 and 2025, respectively.

	Millions of yen
	Year ended March 31
	2023	2024	2025

Revenues	¥2,795	¥2,172	¥3,887
Non-interest expenses	50,966	53,177	52,721
Purchase of software, securities and tangible assets	19,602	15,367	44,954

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees
The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2024 and 2025.

	Millions of yen
	March 31
	2024	2025
Carrying amount	¥394,091	¥429,968
Fair value	844,412	919,677

Summary of equity in earnings of equity-method investees and dividends from equity-method investees
The following table presents equity in earnings of from equity-method investees and dividends from equity-method investees and equity-method investees for which FVO was elected, for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Equity in earnings of equity-method investees (1)	¥47,480	¥45,687	¥52,454
Dividends from equity-method investees and equity-method investees for which FVO was elected (2)(3)	26,221	27,770	37,067

(1)	Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income.
(2)	Dividends from equity-method investees for which FVO was elected are reported within Interest and Dividends .
(3)	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.